Changes in equity and earnings per share	12 Months Ended
Dec. 31, 2025
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Changes in equity and earnings per share
21. Changes in equity and earnings per share
STATEMENT OF CAPITAL
The tables below summarize the changes in issued capital and treasury shares during the year ended 31 December 2025:

Issued capital

Issued capital	Million shares	Million US dollar

At the end of the previous year	2 019	1 736
Changes during the period	-	-
At the end of the current period	2 019	1 736
Of which:
Ordinary shares	1 797
Restricted shares	222

	Treasury shares		Result on the use of treasury shares

Treasury shares	Million shares	Million US dollar	Million US dollar

At the end of the previous year	43.8	(3 886)	(5 406)
Changes during the period	24.7	(1 197)	(910)
At the end of the current period	68.5	(5 083)	(6 316)
As of 31 December 2025, the share capital of AB InBev amounts to
1 238 608 344.12
euro (1 736 million US dollar). It is represented by 2 019 241 973 shares without nominal value, of which 68 489 754 are held in treasury by AB InBev and its subsidiaries. All shares are ordinary shares, except for
222 041 979
restricted shares. As of 31 December 2025, the total of authorized, unissued capital amounts to 37m euro.
The treasury shares held by the company are reported in equity in Treasury shares.

The holders of ordinary and restricted shares are entitled to receive dividends as declared from time to time and are entitled to one vote per share at meetings of the company. In respect of the company’s shares that are held by AB InBev and its subsidiaries, the economic and voting rights are suspended.
The restricted shares are unlisted, not admitted to trading on any stock exchange, and are subject to, among other things, restrictions on transfer until converted into new ordinary shares. As from 11 October 2021 (fifth anniversary of completion of the SAB combination
), the restricted shares are convertible at the election of the holder into new ordinary shares on a one-for-one basis and they rank equally with the ordinary shares with respect to dividends and voting rights. By 31 December 2025, from the 326 million restricted shares issued at the time of the SAB combination, 104 million restricted shares were converted into new ordinary shares.
The shareholders’ structure is based on the notifications made to the company pursuant to the Belgian Law of 2 May 2007, which governs the disclosure of significant shareholdings in listed companies. It is included in the
Corporate Governance
section of AB InBev’s annual report.
CHANGES IN OWNERSHIP INTERESTS
In accordance with IFRS 10
Consolidated Financial Statements
, the acquisition or disposal of additional shares in a subsidiary is accounted for as an equity transaction with owners.
In the year ended 31 December 2025, Ambev performed a share buyback for an amount of 323m US dollar. The purchases did not impact AB InBev’s profit.
ACQUISITIONS AND DISPOSALS OF OWN SHARES (REPORT ACCORDING TO ARTICLE 7:220 OF THE BELGIAN COMPANIES CODE OF COMPANIES AND ASSOCIATIONS) AND BORROWINGS OF OWN SHARES– PURCHASE OF OWN SHARES
During 2025, the company has acquired treasury shares in accordance with article 7:215 of the Belgian Code of Companies and Associations (former article 620 of the Belgian Companies Code) and has proceeded with the following disposals of its own shares.
Treasury shares
Using the powers granted at the shareholders meeting of 28 April 2021, the Board of Directors approved a share buyback program for an amount of 2 billion US dollar in 2024. As of 31 December 2025, AB InBev bought back 34 615 419 shares for a total amount of 2 billion US dollar, corresponding to 1.71% of the total shares outstanding.
On 29 October 2025, the Board of Directors approved a new share buyback program for an additional amount of 6 billion US dollar. As of 31 December 2025, AB InBev bought back 6 421 554 shares for a total amount of 400m US dollar corresponding to 0.32% of the total shares outstanding.
As of 31 December 2025, the group owned 68 489 754 own shares of which 67 851 393 were held directly by AB InBev. The par value of the share is 0.61 euro. The treasury shares that the company still owned at the end of 31 December 2025 represented 51 266 673 US dollar (41 778 750 euro) of the subscribed capital.
Borrowed shares
In order to fulfill AB InBev’s commitments under various outstanding share-based compensation plans, during the course of 2025, the company had stock lending arrangements in place for up to 26.7 million shares, which were used to fulfill share-based compensation plan commitments. The company shall pay any dividend equivalent after tax in respect of such borrowed shares. This payment will be reported through equity as dividend.
DIVIDENDS
On
29 October 2025
, an interim dividend of 0.15 euro per share or approximately 296m euro was approved by the Board of Directors. This interim dividend was paid out as of 20 November 2025. On 11 February 2026, in addition to the interim dividend, a dividend of
1.00
euro per share or

approximately
1 972
m euro was proposed by the Board of Directors, reflecting a total dividend payment for the 2025 fiscal year of
1.15
euro per share or

approximately
2 268
m euro, and will be subject to approval at the shareholders’ meeting on 29 April 2026.

On 30 April 2025, a dividend of 1.00 euro per share or 1 986m euro was approved at the shareholders’ meeting. The dividend was paid out as of 8 May 2025.
On 24 April 2024, a dividend of 0.82 euro per share or 1 645m euro was approved at the shareholders’ meeting. The dividend was paid out as of 7 May 2024.
TRANSLATION RESERVES
The translation reserves comprise all foreign currency exchange differences arising from the translation of the financial statements of foreign operations. The translation reserves also comprise the portion of the gain or loss on the foreign currency liabilities and on the derivative financial instruments determined to be effective net investment.
HEDGING RESERVES
The hedging reserves comprise the effective portion of the cumulative net change in the fair value of cash flow hedges to the extent that the hedged risk has not yet impacted profit or loss.
TRANSFERS FROM SUBSIDIARIES
The amount of dividends payable to AB InBev by its operating subsidiaries is subject to, among other restrictions, general limitations imposed by the corporate laws, capital transfer restrictions and exchange control restrictions of the respective jurisdictions where those subsidiaries are organized and operate. Capital transfer restrictions are also common in certain emerging market countries and may affect AB InBev’s flexibility in implementing a capital structure it believes to be efficient. As of 31 December 2025, the restrictions above mentioned were not deemed significant on the company’s ability to access or use the assets or settle the liabilities of its operating subsidiaries.
Dividends paid to AB InBev by certain of its subsidiaries are also subject to withholding taxes. Withholding taxes, if applicable, generally do not exceed 15%.
OTHER COMPREHENSIVE INCOME RESERVES
The changes in the other comprehensive income reserves are as follows:

Million US dollar	Translation Reserves	Hedging reserves	Post-employment benefits	Total OCI Reserves

As of 1 January 2025	(38 670)	490	(1 020)	(39 201)
Other comprehensive income/(loss)
Exchange differences on translation of foreign operations (gains/(losses))	6 594	-	-	6 594
Cash flow hedges	-	(100)	-	(100)
Re-measurements of post-employment benefits	-	-	66	66
Other comprehensive income/(loss)	6 594	(100)	66	6 560
As of 31 December 2025	(32 076)	390	(954)	(32 641)
The gain in translation reserves is primarily related to the appreciation of the closing rates of the Brazilian real, Colombian peso, Mexican peso, the Peruvian sol, and the South African rand, partially offset by the appreciation of the closing rate of the Euro which resulted in a net foreign exchange translation adjustment of 6 594m US dollar as of 31 December 2025 (increase of equity).

Million US dollar	Translation Reserves	Hedging reserves	Post-employment benefits	Total OCI Reserves

As of 1 January 2024	(30 180)	181	(1 155)	(31 155)
Other comprehensive income/(loss)
Exchange differences on translation of foreign operations (gains/(losses))	(8 490)	-	-	(8 490)
Cash flow hedges	-	309	-	309
Re-measurements of post-employment benefits	-	-	135	135
Other comprehensive income/(loss)	(8 490)	309	135	(8 046)
As of 31 December 2024	(38 670)	490	(1 020)	(39 201)

Million US dollar	Translation Reserves	Hedging reserves	Post-employment benefits	Total OCI Reserves

As per 1 January 2023	(34 677)	145	(1 021)	(35 553)
Other comprehensive income/(loss)
Exchange differences on translation of foreign operations (gains/(losses))	4 497	-	-	4 497
Cash flow hedges	-	36	-	36
Re-measurements of post-employment benefits	-	-	(134)	(134)
Other comprehensive income/(loss)	4 497	36	(134)	4 398

As per 31 December 2023	(30 180)	181	(1 155)	(31 155)
EARNINGS PER SHARE
The calculation of basic earnings per share for the year ended 31 December 2025 is based on the profit attributable to equity holders of AB InBev of 6 837m US dollar (31 December 2024: 5 855m US dollar, 31 December 2023: 5 341m US dollar) and a weighted average number of ordinary and restricted shares outstanding (including stock lending) per end of the period, calculated as follows:

Million shares	2025	2024	2023

Issued ordinary and restricted shares as of 1 January, net of treasury shares	1 975	1 984	1 984
Effect of stock lending	27	29	30
Effect of delivery of treasury shares and share buyback programs	(18)	(9)	2
Weighted average number of ordinary and restricted shares as of 31 December	1 984	2 003	2 016
The calculation of diluted earnings per share for the year ended 31 December 2025 is based on the profit attributable to equity holders of AB InBev of 6 837m US dollar (31 December 2024: 5 855m US dollar; 31 December 2023: 5 341m US dollar) and a weighted average number of ordinary and restricted shares (diluted) outstanding (including stock lending) at the end of the period, calculated as follows:

Million shares	2025	2024	2023

Weighted average number of ordinary and restricted shares as of 31 December	1 984	2 003	2 016
Effect of share options, PSUs and restricted stock units	34	41	38
Weighted average number of ordinary and restricted shares (diluted) as of 31 December	2 018	2 044	2 054
The calculation of the Underlying EPS is based on the profit before exceptional items and hyperinflation impacts attributable to equity holders of AB InBev. A reconciliation of the profit attributable to equity holders of AB InBev to the profit before exceptional items, attributable to equity holders of AB InBev and underlying profit is calculated as follows:

For the year ended 31 December Million US dollar	2025	2024	2023

Profit attributable to equity holders of AB InBev	6 837	5 855	5 341

Net impact of exceptional items on profit (refer to Note 8)	499	1 062	614

Profit before exceptional items, attributable to equity holders of AB InBev	7 336	6 917	5 955

Hyperinflation impacts	74	145	203

Underlying profit	7 410	7 061	6 158
The table below sets out the EPS calculation:

For the year ended 31 December Million US dollar	2025	2024	2023

Profit attributable to equity holders of AB InBev	6 837	5 855	5 341
Weighted average number of ordinary and restricted shares	1 984	2 003	2 016
Basic EPS	3.45	2.92	2.65

Profit attributable to equity holders of AB InBev	6 837	5 855	5 341
Weighted average number of ordinary and restricted shares (diluted)	2 018	2 044	2 054
Diluted EPS	3.39	2.86	2.60

Underlying profit	7 410	7 061	6 158
Weighted average number of ordinary and restricted shares	1 984	2 003	2 016
Underlying EPS	3.73	3.53	3.05

The average market value of the company’s shares for purposes of calculating the dilutive effect of share options and restricted stock units was based on quoted market prices for the period that the options and restricted stock units were outstanding. For the calculation of Diluted EPS, 22m share options were anti-dilutive and not included in the calculation of the dilutive effect per 31 December 2025 (31 December 2024: 40m share options; 31 December 2023: 46m share options).